Share Capital - Additional Information (Detail) CAD / shares in Units, CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Schedule Of Capitalization Equity [Line Items]
Special preferred, redeemable, retractable, non-voting, Shares Authorized	6,350.9				6,350.9
Preference shares issued or outstanding	0				0
Purchase of common shares under NCIB	11,762,446		11,676,510		11,762,446	11,676,510
Stock Repurchase Program Expiration Date	Feb. 11, 2017	Feb. 11, 2017	May 28, 2016	May 28, 2016
Repurchased common shares under NCIB	2,398,500	2,398,500	125,000	125,000
Repurchased common shares under NCIB, Value | $	$ 4,225		$ 329
Increase in additional paid in capital | $	$ 4,276		114
Weighted average fair value per option granted | CAD / shares		CAD 0.98
Intrinsic value of options exercised | CAD					CAD 2	CAD 488
Fair value of options vested | CAD		CAD 956		CAD 1,634
Unrecognized stock-based compensation cost, net of expected forfeitures | CAD					CAD 154
Expected weighted average period for recognition of unrecognized compensation cost	2 years 2 months 1 day	2 years 2 months 1 day
Stock-based compensation | $	$ 217		$ 847
Anti-dilutive effect of options	5,985,454	5,985,454	8,071,056	8,071,056
Security Based Compensation Arrangements [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares outstanding, Percent	10.00%	10.00%
DSU Plan [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares authorized for issuance	430,000				430,000
Liability recorded in respect of outstanding stock-based compensation | $	$ 322		$ 367
Employee Stock Option [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares authorized for issuance	800,000				800,000
Options vesting, Expiration date	6 years	6 years
Employee Stock Option [Member] | Minimum [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period	3 years	3 years
Employee Stock Option [Member] | Maximum [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period	4 years	4 years
Restricted Stock Units (RSUs) [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period	3 years	3 years
Liability recorded in respect of outstanding stock-based compensation | $	$ 1,348		$ 684
Restricted stock units cancelled	125,491	125,491	783,112	783,112
2016 NCIB [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased common shares under NCIB, Value | $	$ 4,225
2015 NCIB [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased common shares under NCIB, Value | $			$ 329